ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2019
Anios
Business acquisitions
Schedule of assets acquired and liabilities assumed

(millions)	2017
Tangible assets	$139.8
Identifiable intangible assets
Customer relationships	252.0
Trademarks	65.7
Other technology	16.1
Total assets acquired	473.6

Goodwill	511.7

Total liabilities	187.0
Total consideration transferred	798.3

Long-term debt repaid upon close	192.8
Net consideration transferred to sellers	$605.5

Business Acquisitions and Investment
Business acquisitions
Schedule of assets acquired and liabilities assumed

(millions)	2019	2018	2017
Net tangible assets (liabilities) acquired and equity method investments	$(8.0)	$30.1	$21.9

Identifiable intangible assets
Customer relationships	115.7	101.5	67.0
Trademarks	24.1	3.9	2.5
Non-compete agreements	-	2.6	0.2
Other technology	48.9	6.5	7.6
Total intangible assets	188.7	114.5	77.3

Goodwill	234.8	81.9	78.9
Total aggregate purchase price	415.5	226.5	178.1

Acquisition-related liabilities and contingent considerations	(24.1)	(1.5)	(0.8)
Net consideration exchanged for acquisitions, including acquisition-
related liabilities and contingent considerations	$391.4	$225.0	$177.3